Other Current Assets - 20F	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Other Current Assets
5.	Other Current Assets:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015

Prepaid expenses	524	476
Insurance claims	22	14
Other	342	167
Total	888	657

6.	Other Current Assets:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014

Prepaid expenses	476	78
Insurance claims	14	22
Other	167	204
Total	657	304